SHAREHOLDERS' EQUITY - Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2022 EUR (€) € / shares shares
Outstanding options - Number (in shares) | shares	2,613,886
Outstanding options - Weighted average remaining contractual life (Year)	7 years 4 months 24 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.66
Outstanding options - Aggregate intrinsic value | €	€ 14,802,482,000
Exercisable options - Number (in shares) | shares	1,362,205
Exercisable options - Weighted average exercise price (in EUR per share)	€ 4.35
Exercisable options - Aggregate intrinsic value | €	€ 5,926,737,000
Exercise price, Lower range (in EUR per share)	€ 2.39
Exercise price, Upper range (in EUR per share)	€ 10.32
Range 1 [Member]
Outstanding options - Number (in shares) | shares	32,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 10.32
Outstanding options - Aggregate intrinsic value | €	€ 330,240,000
Exercise price, Lower range (in EUR per share)	€ 10.32
Range 2 [Member]
Outstanding options - Number (in shares) | shares	395,000
Outstanding options - Weighted average remaining contractual life (Year)	10 years
Outstanding options - Weighted average exercise price (in EUR per share)	€ 9.94
Outstanding options - Aggregate intrinsic value | €	€ 3,926,300,000
Exercise price, Lower range (in EUR per share)	€ 9.94
Range 3 [Member]
Outstanding options - Number (in shares) | shares	124,000
Outstanding options - Weighted average remaining contractual life (Year)	9 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 6.41
Outstanding options - Aggregate intrinsic value | €	€ 794,840,000
Exercisable options - Number (in shares) | shares	24,111
Exercisable options - Weighted average exercise price (in EUR per share)	€ 6.41
Exercisable options - Aggregate intrinsic value | €	€ 154,552,000
Exercise price, Lower range (in EUR per share)	€ 6.41
Range 4 [member]
Outstanding options - Number (in shares) | shares	1,266,806
Outstanding options - Weighted average remaining contractual life (Year)	8 years 4 months 24 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.59
Outstanding options - Aggregate intrinsic value | €	€ 7,081,446,000
Exercisable options - Number (in shares) | shares	633,403
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.59
Exercisable options - Aggregate intrinsic value | €	€ 3,540,723,000
Exercise price, Lower range (in EUR per share)	€ 5.59
Range 5 [Member]
Outstanding options - Number (in shares) | shares	100,000
Outstanding options - Weighted average remaining contractual life (Year)	8 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 5.18
Outstanding options - Aggregate intrinsic value | €	€ 518,000,000
Exercisable options - Number (in shares) | shares	36,111
Exercisable options - Weighted average exercise price (in EUR per share)	€ 5.18
Exercisable options - Aggregate intrinsic value | €	€ 187,055.56
Exercise price, Lower range (in EUR per share)	€ 5.18
Range 6 [Member]
Outstanding options - Number (in shares) | shares	107,500
Outstanding options - Weighted average remaining contractual life (Year)	6 years 9 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.90
Outstanding options - Aggregate intrinsic value | €	€ 419,250,000
Exercisable options - Number (in shares) | shares	80,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.90
Exercisable options - Aggregate intrinsic value | €	€ 312,000,000
Exercise price, Lower range (in EUR per share)	€ 3.90
Range 7 [Member]
Outstanding options - Number (in shares) | shares	365,000
Outstanding options - Weighted average remaining contractual life (Year)	3 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 3.22
Outstanding options - Aggregate intrinsic value | €	€ 1,175,300,000
Exercisable options - Number (in shares) | shares	365,000
Exercisable options - Weighted average exercise price (in EUR per share)	€ 3.22
Exercisable options - Aggregate intrinsic value | €	€ 1,175,300,000
Exercise price, Lower range (in EUR per share)	€ 3.22
Range 8 [Member]
Outstanding options - Number (in shares) | shares	87,500
Outstanding options - Weighted average remaining contractual life (Year)	5 years 8 months 12 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.65
Outstanding options - Aggregate intrinsic value | €	€ 231,875,000
Exercisable options - Number (in shares) | shares	87,500
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.65
Exercisable options - Aggregate intrinsic value | €	€ 231,875,000
Exercise price, Lower range (in EUR per share)	€ 2.65
Range 9 [Member]
Outstanding options - Number (in shares) | shares	136,080
Outstanding options - Weighted average remaining contractual life (Year)	4 years 3 months 18 days
Outstanding options - Weighted average exercise price (in EUR per share)	€ 2.39
Outstanding options - Aggregate intrinsic value | €	€ 325,231,000
Exercisable options - Number (in shares) | shares	136,080
Exercisable options - Weighted average exercise price (in EUR per share)	€ 2.39
Exercisable options - Aggregate intrinsic value | €	€ 325,231,000
Exercise price, Lower range (in EUR per share)	€ 2.39